Intangible Assets, Net (Details) - Schedule of Future Amortization Expense - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule of Future Amortization Expense [Abstract]
2021 (remaining three months)	$ 888
2022	3,805
2023	4,570
2024	2,221
2025	53
Thereafter	71
Net Carrying Amount	$ 11,608	$ 1,088